Pension Plan (Reconciliation of Plan Assets) (Details) (Pension Benefits [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets, at beginning of year	$ 2,546,000	$ 2,342,000	$ 2,342,000	$ 2,424,000
Actual return on plan assets			131,000	(44,000)
Employer contributions	28,000	19,000	169,000	173,000
Employee contributions			39,000	35,000
Benefits paid			(188,000)	(192,000)
Foreign exchange adjustment			53,000	(53,000)
Fair value of plan assets, at end of year			$ 2,546,000	$ 2,342,000